OTHER ASSETS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS	OTHER ASSETS

As at December 31,	2019	2018
Non-current portion of ore stockpiles (Note 19) (i)	$131.9	$192.0
Income tax recoverable and installments	1.8	9.3
Tax credits recoverable (ii)	64.6	95.2
Advances and deposits	36.2	42.9
Other long-term advances	17.2	12.7
	$251.7	$352.1
Current	$97.5	$118.0
Non-current	154.2	234.1
	$251.7	$352.1
(i)Non-current ore stockpiles represent material not scheduled for processing within the next twelve months at certain of the Company's mines. At December 31, 2018, the balance included non-current ore stockpiles at the Company's Chapada, Jacobina and Canadian Malartic mines. At December 31, 2019, the balance no longer includes non-current ore stockpiles at the Company's Chapada mine, which was sold on July 5, 2019. Refer Note 6.
(ii)Tax credits recoverable consist of sales taxes which are recoverable either in the form of a refund from the respective jurisdictions in which the Company operates or against other taxes payable and value-added tax.